Capital stock (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Disclosure of classes of share capital	Capital stock as of December 31, 2023, 2022 and 2021 is as follows:

	2023		2022		2021
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Fixed capital
Series A	5,000	$3,696	5,000	$3,696	5,000	$3,696
Variable capital
Series B	870,104,128	591,596,417	679,697,740	480,620,223	684,247,628	482,854,693

Total	870,109,128	$591,600,113	679,702,740	$480,623,919	684,252,628	$482,858,389

Disclosure of treasury shares
As of December 31, 2023, 2022 and 2021 total treasury shares are as follows:

	2023	2022	2021

Treasury shares (1)	5,721,638	10,077,405	5,652,438
Shares in Long-term incentive plan trust (2)	8,655,670	8,456,290	8,331,369

Total Treasury shares	14,377,308	18,533,695	13,983,807
(1)Treasury shares are not included in the Total Capital Stock of the Entity; they represent the total stock outstanding under the repurchase program approved by the resolution of the general ordinary stockholders meeting on March 13, 2020.
(2)Shares in long-term incentive plan trust are not included in the Total Capital Stock of the Entity. The trust was established in 2018 in accordance with the resolution of the general ordinary stockholders meeting on January 6, 2015 as the 20-20 Long Term Incentive Plan, this compensation plan was extended for the period 2021 to 2025, “Long Term Incentive Plan” by a resolution of the general ordinary stockholders meeting on March 13, 2020. Such trust was created by the Entity as a vehicle to distribute shares to employees under the mentioned incentive plan (see Note 21) and is consolidated by the Entity. The shares granted to the eligible executives and deposited in the trust accrue dividends for the employee any time the ordinary shareholders receive dividends and those dividends do not need to be returned to the Entity if the executive forfeits the granted shares.

Disclosure Of Fully Paid Ordinary Shares	Fully paid ordinary shares

	Number of shares	Amount	Additional paid-in capital

Balance as of January 1, 2021	564,214,433	$422,437,615	$297,064,471

Vested shares	3,258,637	1,647,600	4,743,437
Equity Issuance	116,779,558	58,773,174	164,422,275

Balance as of December 31, 2021	684,252,628	482,858,389	466,230,183

Vested shares	4,161,111	2,014,895	5,800,994
Repurchase of shares	(8,710,999)	(4,249,365)	(11,353,943)

Balance as of December 31, 2022	679,702,740	480,623,919	460,677,234

Vested shares	4,156,388	2,204,586	8,048,945
Equity Issuance	186,250,000	108,771,608	466,218,277

Balance as of December 31, 2023	870,109,128	$591,600,113	$934,944,456

Disclosure of dividends
Retained earnings that may be subject to withholding of up to 10% on distributed dividends is as follows:

Period	Amount	Reinvested earnings	Distributed earnings (1)	Amount that may be subject to withholding	Amount not subject to withholding

Retained earnings through December 31, 2013	$204,265,028	204,265,028	204,265,028	$-	$-
2014	24,221,997	24,221,997	24,221,997	-	$-
2016	45,082,793	45,082,793	45,082,793	-	$-
2017	126,030,181	126,030,181	126,030,181	-	$-
2018	93,060,330	93,060,330	22,541,485	70,518,845	$-
2019	134,610,709	134,610,709	-	134,610,709	$-
2020	66,956,082	66,956,082	-	66,956,082	$-
2021	173,942,373	173,942,373	-	173,942,373	$-
2022	243,624,754	243,624,754	-	243,624,754	$-
2023	325,012,754	325,012,754	-	325,012,754	$-
(1)Dividend paid in 2019, were distributed form earnings generated in 2014 and 2016, which were reinvested until the days in which the dividends were paid. Dividend paid in 2020 were distributed from earnings generated in 2017. Dividends paid in 2021 and 2022 were distributed from earnings generated in 2013 and 2017.

Earnings per share
The amounts used to determine earnings per share are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Basic Earnings per share
Earnings attributable to ordinary shares outstanding	$316,637,512	$243,624,754	$173,942,373
Weighted average number of ordinary shares outstanding	756,961,868	682,642,927	648,418,962
Basic Earnings per share	0.4183	0.3569	0.2683

Diluted Earnings per share
Earnings attributable to ordinary shares outstanding and shares in Long-term Incentive Plan	$316,637,512	$243,624,754	$173,942,373
Weighted average number of ordinary shares plus shares in Long-term Incentive Plan	768,845,264	694,253,758	692,934,852
Diluted earnings per share	0.4118	0.3509	0.2636